4. Intangible Assets	3 Months Ended	9 Months Ended
	Mar. 31, 2015	Sep. 30, 2015
Quarter Three Report [Member]
4. Intangible Assets

Note 4 Intangible Assets

Intangible assets -patents consisted of the following at September 30, 2015 and December 31, 2014:

	September 30, 2015	December 31, 2014

Patents	$89,992	$61,690
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(18,976)	(15,271)
Patents - net	$71,016	$46,419

At September 30, 2015, future amortization of intangible assets was as follows:

Year Ending December 31
2015	$1,512
2016	5,967
2017	5,999
2018	5,999
2019	5,999
2020 and Thereafter	45,540
$71,016

Actual amortization expense in future periods could differ from these estimates as a result of future acquisitions, divestitures, impairments and other factors.

Quarter One Report [Member]
4. Intangible Assets

Note 4 Intangible Assets

Intangible assets -patents consisted of the following at March 31, 2015 and December 31, 2014:

	March 31, 2015	December 31, 2014

Patents	$67,647	$61,690
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(16,287)	(15,261)
Patents - net	$51,360	$46,430

At March 31, 2015, future amortization of intangible assets is as follows:

Year Ending December 31
2015	$4,257
2016	4,302
2017	4,297
2018	4,297
2019	4,297
2020 and Thereafter	29,910
$51,360

Actual amortization expense in future periods could differ from these estimates as a result of future acquisitions, divestitures, impairments and other factors.